Fixed Assets and Right of Use Assets and Lease Liability (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balances beginning	$ (290,466)	$ (241,668)
Depreciation charges in the period	(52,855)	(54,987)	$ (55,623)
Sales and disposals in the period	10,815	82
Other	(490)
Balances at ending	(332,996)	(290,466)	(241,668)
Land and buildings [Member]
Statement Line Items [Line Items]
Balances beginning	(114,810)	(97,267)
Depreciation charges in the period	(16,018)	(17,585)
Sales and disposals in the period	9,490	42
Other
Balances at ending	(121,338)	(114,810)	(97,267)
Equipment [Member]
Statement Line Items [Line Items]
Balances beginning	(135,463)	(109,843)
Depreciation charges in the period	(29,968)	(25,660)
Sales and disposals in the period	1,325	40
Other
Balances at ending	(164,106)	(135,463)	(109,843)
Other [Member]
Statement Line Items [Line Items]
Balances beginning	(40,193)	(34,558)
Depreciation charges in the period	(6,869)	(5,635)
Sales and disposals in the period
Other	(490)
Balances at ending	$ (47,552)	$ (40,193)	$ (34,558)